Equity and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Equity and Redeemable Noncontrolling Interests [Abstract]
Equity and Redeemable Noncontrolling Interests
3. Equity and Redeemable Noncontrolling Interests
     The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Common Shares
Common Shares outstanding at January 1,	279,959,048	272,786,760	269,554,661

Common Shares Issued:
Conversion of Series E Preferred Shares	328,363	612	36,830
Conversion of Series H Preferred Shares	32,516	—	2,750
Conversion of OP Units	884,472	2,676,002	1,759,560
Issuance of Common Shares	6,151,198	3,497,300	—
Exercise of share options	2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)	157,363	324,394	195,961
Restricted share grants, net	235,767	298,717	461,954

Common Shares Other:
Repurchased and retired	(58,130)	(47,450)	(220,085)

Common Shares outstanding at December 31,	290,197,242	279,959,048	272,786,760

Units
Units outstanding at January 1,	14,197,969	16,679,777	18,420,320
LTIP Units, net	92,892	154,616	—
OP Units issued through acquisitions/consolidations	205,648	32,061	19,017
Conversion of Series B Junior Preference Units	—	7,517	—
Conversion of OP Units to Common Shares	(884,472)	(2,676,002)	(1,759,560)

Units outstanding at December 31,	13,612,037	14,197,969	16,679,777

Total Common Shares and Units outstanding at December 31,	303,809,279	294,157,017	289,466,537

Units Ownership Interest in Operating Partnership	4.5%	4.8%	5.8%

LTIP Units Issued:
Issuance — per unit	—	$0.50	—
Issuance — contribution valuation	—	$0.1 million	—

OP Units Issued:
Acquisitions/consolidations — per unit	$40.09	$26.50	$44.64
Acquisitions/consolidations — valuation	$8.2 million	$0.8 million	$0.8 million

Conversion of Series B Junior Preference Units — per unit	—	$24.50	—
Conversion of Series B Junior Preference Units — valuation	—	$0.2 million	—
     An unlimited amount of equity and debt securities remains available for issuance by the Company and the Operating Partnership under effective shelf registration statements filed with the SEC. Most recently, the Company and the Operating Partnership filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 (under SEC regulations enacted in 2005, the registration statement automatically expires on October 14, 2013 and does not contain a maximum issuance amount).
     In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow the Company to sell up to 17.0 million Common Shares from time to time over the next three years into the existing trading market at current market prices as well as through negotiated transactions. During the year ended December 31, 2010, the Company issued approximately 6.2 million Common Shares at an average price of $47.45 per share for total consideration of approximately $291.9 million through the ATM program. During the year ended December 31, 2009, the Company issued approximately 3.5 million Common Shares at an average price of $35.38 per share for total consideration of approximately $123.7 million through the ATM program. As of December 31, 2009, transactions to issue approximately 1.1 million of the 3.5 million Common Shares had not yet settled. As of December 31, 2009, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately $37.6 million included in other assets on the consolidated balance sheets. See Note 20 for further discussion on shares available under this program.
     EQR has a share repurchase program authorized by the Board of Trustees. Considering the repurchase activity for the year ended December 31, 2010, EQR has remaining authorization to repurchase an additional $464.6 million of its shares as of December 31, 2010.
     During the year ended December 31, 2010, the Company repurchased 58,130 of its Common Shares at an average price of $32.46 per share for total consideration of $1.9 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.
     During the year ended December 31, 2009, the Company repurchased 47,450 of its Common Shares at an average price of $23.69 per share for total consideration of $1.1 million. These shares were retired subsequent to the repurchases. All of the shares repurchased during the year ended December 31, 2009 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares.
     During the year ended December 31, 2008, the Company repurchased 220,085 of its Common Shares at an average price of $35.93 per share for total consideration of $7.9 million. These shares were retired subsequent to the repurchases. Of the total shares repurchased, 120,085 shares were repurchased from employees at an average price of $36.10 per share (the average of the then current market prices) to cover the minimum statutory tax withholding obligations related to the vesting of employees’ restricted shares. The remaining 100,000 shares were repurchased in the open market at an average price of $35.74 per share.
     The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests — Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests — Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests — Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests — Operating Partnership Units in total in proportion to the number of Noncontrolling Interests — Operating Partnership Units in total plus the number of EQR Common Shares. Net income is allocated to the Noncontrolling Interests — Operating Partnership based on the weighted average ownership percentage during the period.
     The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests — Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests — Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests — Operating Partnership Units.
     The Noncontrolling Interests — Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests — Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests — Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests — Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests — Operating Partnership Units that are classified in permanent equity at December 31, 2010 and 2009.
     The carrying value of the Redeemable Noncontrolling Interests — Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests — Operating Partnership Units in proportion to the number of Noncontrolling Interests — Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests — Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2010, the Redeemable Noncontrolling Interests — Operating Partnership have a redemption value of approximately $383.5 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests — Operating Partnership Units.
     The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests — Operating Partnership for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	2010	2009	2008
Balance at January 1,	$258,280	$264,394	$345,165
Change in market value	129,918	14,544	(65,524)
Change in carrying value	(4,658)	(20,658)	(15,247)

Balance at December 31,	$383,540	$258,280	$264,394

     Net proceeds from the Company’s Common Share and Preferred Share (see definition below) offerings are contributed by the Company to the Operating Partnership. In return for those contributions, EQR receives a number of OP Units in the Operating Partnership equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in the Operating Partnership equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests — Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of the Operating Partnership.
     The Company’s declaration of trust authorizes the Company to issue up to 100,000,000 preferred shares of beneficial interest, $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
     The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2010 and 2009:

				Amounts in thousands
			Annual
	Redemption	Conversion	Dividend per	December 31,	December 31,
	Date (1) (2)	Rate (2)	Share (3)	2010	2009
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized:

7.00% Series E Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 328,466 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	11/1/98	1.1128	$1.75	$—	$8,212

7.00% Series H Cumulative Convertible Preferred; liquidation value $25 per share; 0 and 22,459 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	6/30/98	1.4480	$1.75	—	561

8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2010 and December 31, 2009	12/10/26	N/A	$4.145	50,000	50,000

6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2010 and December 31, 2009 (4)	6/19/08	N/A	$16.20	150,000	150,000

				$200,000	$208,773

(1)	On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)	On or after the redemption date, convertible preferred shares (Series E and H) may be redeemed under certain circumstances at the option of the Company for cash (in the case of Series E) or Common Shares (in the case of Series H), in whole or in part, at various redemption prices per share based upon the contractual conversion rate, plus accrued and unpaid distributions, if any. On November 1, 2010, the Company redeemed its Series E and Series H Cumulative Convertible Preferred Shares for cash consideration of $0.8 million and 355,539 Common Shares.

(3)	Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(4)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.
     On July 30, 2009, the Operating Partnership elected to convert all 7,367 Series B Junior Convertible Preference Units into 7,517 OP Units. The actual preference unit dividends declared for the period outstanding in 2009 was $1.17 per unit.
     On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of $39.15 per OP Unit for total valuation of $7.4 million as partial consideration for the acquisition of one rental property. As the value of the OP Units issued was agreed by contract to be $35.00 per OP Unit, the difference between the contracted value and fair value (the closing price of Common Shares on the closing date) was recorded as an increase to the purchase price.
     During the year ended December 31, 2010, the Company acquired all of its partner’s interest in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at $0.8 million and cash payments of $15.3 million. In conjunction with these transactions, the Company reduced paid in capital by $16.9 million and other liabilities by $0.2 million and increased Noncontrolling Interests — Partially Owned Properties by $0.2 million.
     During the year ended December 31, 2009, the Company acquired all of its partners’ interests in five consolidated partially owned properties consisting of 1,587 apartment units for $9.2 million. In addition, the Company also acquired a portion of the outside partner interests in two consolidated partially owned properties, one funded using cash of $2.1 million and the other funded through the issuance of 32,061 OP Units valued at $0.8 million. In conjunction with these transactions, the Company reduced paid in capital by $1.5 million and Noncontrolling Interests — Partially Owned Properties by $11.7 million.
     During the year ended December 31, 2008, the Company acquired all of its partners’ interests in one consolidated partially owned property consisting of 144 apartment units for $5.9 million and three consolidated partially owned land parcels for $1.6 million. In addition, the Company made an additional payment of $1.3 million related to an April 2006 acquisition of a partner’s interest in a now wholly owned property, partially funded through the issuance of 19,017 OP Units valued at $0.8 million.